Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income [text block] [Abstract]
Schedule of other operating income
	2019	2020	2021
	MCh$	MCh$	MCh$
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	2,560	3	1,837
Other income	40	87	231
Subtotal	2,600	90	2,068

Release of provisions for contingencies
Other provisions for contingencies	—	—	—
Subtotal	—	—	—

Other income
Release of provisions and expense recovery	9,002	6,497	9,690
Rental investment properties	8,387	5,748	5,965
Revaluation of prepaid monthly payments	1,731	1,569	5,183
Tax management income	—	1,565	3,117
Recovery from correspondent banks	2,816	2,841	2,800
Income from sale leased assets	1,166	1,956	1,214
Reimbursements for insurance policies	349	4,414	161
Credit card income	4,037	459	346
Others	2,227	1,532	3,512
Subtotal	29,715	26,581	31,988

Total	32,315	26,671	34,056